Commitments - Revenues from non-cancellable charter agreements (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Aug. 31, 2018	May 31, 2018	Oct. 31, 2016	Dec. 31, 2019
Operating lease payments
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking						30 days
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements						$ 2,038,104
GAS-twenty eight Ltd | Wholly owned subsidiary of Centrica
Operating lease payments
Time charter agreement term (in years)					7 years
GAS-thirty Ltd | Pioneer Shipping Limited
Operating lease payments
Time charter agreement term (in years)				7 years
GAS-thirty two Ltd | Wholly owned subsidiary of Cheniere Energy
Operating lease payments
Time charter agreement term (in years)			7 years
GAS-thirty three Ltd | Cheniere
Operating lease payments
Time charter agreement term (in years)			7 years
GAS-thirty four Ltd | Cheniere
Operating lease payments
Time charter agreement term (in years)		7 years
GAS-thirty five Ltd | Cheniere
Operating lease payments
Time charter agreement term (in years)		7 years
GAS-thirty one Ltd | JERA
Operating lease payments
Time charter agreement term (in years)	12 years
Not later than one year
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements						408,143
Later than one year and not later than two years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements						315,597
Later than two years and not later than three years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements						283,906
Later than three years and not later than four years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements						264,042
Later than four years and not later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements						211,908
Later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements						$ 554,508